EQUIPMENT (Details 1) - USD ($)	Aug. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Capital lease obligation
2016		$ 123,120
2017		123,120
2018		61,560
Total future payments due		307,800
Less: amount representing interest		38,159
Capital lease obligations		269,641
Less: current portion		99,965
Noncurrent		$ 169,676